Schedule Of Operating Lease Liabilities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Current	$ 32,672	$ 43,298
Non-current	417,744	87,400
Total	450,416	130,698
Lease payments	544,674
Finance charges	(94,258)
Net present value	450,416	$ 130,698
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	32,672
Lease payments	65,568
Finance charges	(32,896)
Net present value	32,672
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	85,165
Lease payments	114,221
Finance charges	(29,056)
Net present value	85,165
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	128,669
Lease payments	149,251
Finance charges	(20,582)
Net present value	128,669
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	141,174
Lease payments	151,717
Finance charges	(10,543)
Net present value	141,174
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	62,736
Lease payments	63,917
Finance charges	(1,181)
Net present value	$ 62,736